4. Prepaid Expenses and Deposits: Schedule of Prepaid Expenses and Deposits (Details) - CAD ($)		Jul. 31, 2019	Jul. 31, 2018
Prepaid expenses and deposits	[1]	$ 129,418	$ 531,859

[1]	See Note 4.